Schedule of Investments (unaudited) July 31, 2020	BlackRock U.S. Impact Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.1%

Biotechnology — 4.5%(a)
Emergent BioSolutions, Inc.	1,185	$131,819
Invitae Corp.	4,200	122,640

		254,459

Building Products — 2.0%
Johnson Controls International plc	2,860	110,053

Diversified Consumer Services — 6.4%(a)
Chegg, Inc.	2,105	170,442
Laureate Education, Inc., Class A	14,685	186,206

		356,648

Electric Utilities — 4.4%
Avangrid, Inc.	4,265	212,354
Brookfield Renewable Corp.(a)	804	36,132

		248,486

Electronic Equipment, Instruments & Components — 3.2%
Itron, Inc.(a)	2,550	177,378

Equity Real Estate Investment Trusts (REITs) — 6.2%
Boston Properties, Inc.	895	79,736
Sun Communities, Inc.	1,800	269,874

		349,610

Food Products — 3.8%
Darling Ingredients, Inc.(a)	7,710	215,340

Health Care Equipment & Supplies — 10.8%
Boston Scientific Corp.(a)	8,620	332,473
Danaher Corp.	1,330	271,054

		603,527

Health Care Providers & Services — 2.3%
1Life Healthcare, Inc.(a)	4,380	129,692

Health Care Technology — 1.5%
Accolade, Inc.(a)	2,511	81,457

Independent Power and Renewable Electricity Producers — 4.1%
Brookfield Renewable Partners LP	3,216	138,577
TransAlta Renewables, Inc.	7,609	88,619

		227,196

Insurance — 1.8%
eHealth, Inc.(a)	1,470	101,636

Security	Shares	Value

Internet & Direct Marketing Retail — 2.5%
MercadoLibre, Inc.(a)	125	$140,578

IT Services — 3.1%
Square, Inc., Class A(a)	1,360	176,596

Life Sciences Tools & Services — 4.2%
Agilent Technologies, Inc.	2,450	236,009

Machinery — 6.9%
Watts Water Technologies, Inc., Class A	1,675	140,516
Xylem, Inc.	3,345	244,118

		384,634

Pharmaceuticals — 3.7%
Zoetis, Inc.	1,372	208,105

Professional Services — 5.7%
ICF International, Inc.	3,340	225,817
Upwork, Inc.(a)	6,195	93,049

		318,866

Semiconductors & Semiconductor Equipment — 3.7%
First Solar, Inc.(a)	3,450	205,447

Software — 17.3%
Blackbaud, Inc.	2,530	158,226
Everbridge, Inc.(a)	935	133,518
Nuance Communications, Inc.(a)	9,330	255,175
Pluralsight, Inc., Class A(a)	8,760	185,449
Rapid7, Inc.(a)	4,015	239,174

		971,542

Total Common Stocks — 98.1% (Cost: $4,940,334)		5,497,259

Total Long-Term Investments — 98.1% (Cost: $4,940,334)		5,497,259

Short-Term Securities — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(b)*	39,319	39,319

Total Short-Term Securities — 0.7% (Cost: $39,319)		39,319

Total Investments — 98.8% (Cost: $4,979,653)		5,536,578

Other Assets Less Liabilities — 1.2%		69,539

Net Assets — 100.0%		$5,606,117

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/20	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	39,319	—	39,319	$39,319	$9	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Impact Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Impact Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	65,462	BRL	350,841	Goldman Sachs International	08/13/20	$(1,767)

Glossary of Terms Used in this Report

Currency

BRL	Brazilian Real

USD	United States Dollar

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock U.S. Impact Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments	$5,497,259	$—	$—	$5,497,259
Short-Term Securities	39,319	—	—	39,319

	$5,536,578	$—	$—	$5,536,578

Derivative Financial Instruments (a)
Liabilities:
Foreign currency exchange contracts	$—	$(1,767)	$—	$(1,767)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4